UNITED STATES SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
Form N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES
811-08548
Investment Company Act File Number
Large-Cap Value Portfolio
(Exact Name of Registrant as Specified in Charter)
Two International Place, Boston, Massachusetts 02110
(Address of Principal Executive Offices)
Maureen A. Gemma
Two International Place, Boston, Massachusetts 02110
(Name and Address of Agent for Services)
(617) 482-8260
(Registrant’s Telephone Number, Including Area Code)
December 31
Date of Fiscal Year End
March 31, 2010
Date of Reporting Period

Item 1. Schedule of Investments
Item 2. Controls and Procedures
Signatures
EX-99.CERT Section 302 Certification

Item 1. Schedule of Investments

Large-Cap Value Portfolio	as of March 31, 2010

PORTFOLIO OF INVESTMENTS (Unaudited)

Common Stocks — 99.5%

Security	Shares	Value
Aerospace & Defense — 4.4%
Boeing Co. (The)(1)	1,750,000	$127,067,500
General Dynamics Corp.	3,500,000	270,200,000
United Technologies Corp.	5,000,000	368,050,000

		$765,317,500

Beverages — 1.0%
PepsiCo, Inc.	2,750,000	$181,940,000

		$181,940,000

Biotechnology — 0.8%
Amgen, Inc.(2)	2,250,000	$134,460,000

		$134,460,000

Capital Markets — 2.7%
Goldman Sachs Group, Inc.	2,050,000	$349,791,500
Northern Trust Corp.(1)	2,000,000	110,520,000

		$460,311,500

Chemicals — 0.6%
Air Products and Chemicals, Inc.(1)	1,500,000	$110,925,000

		$110,925,000

Commercial Banks — 7.9%
Fifth Third Bancorp(1)	10,000,000	$135,900,000
KeyCorp(1)	17,000,000	131,750,000
PNC Financial Services Group, Inc.(1)	6,000,000	358,200,000
U.S. Bancorp(1)	10,000,000	258,800,000
Wells Fargo & Co.	15,500,000	482,360,000

		$1,367,010,000

Commercial Services & Supplies — 1.3%
Waste Management, Inc.(1)	6,500,000	$223,795,000

		$223,795,000

Communications Equipment — 1.4%
Cisco Systems, Inc.(1)(2)	5,000,000	$130,150,000
Telefonaktiebolaget LM Ericsson, Class B(1)	10,000,000	104,860,142

		$235,010,142

Computers & Peripherals — 3.5%
Hewlett-Packard Co.	7,000,000	$372,050,000
International Business Machines Corp.	1,750,000	224,437,500

		$596,487,500

Consumer Finance — 1.1%
American Express Co.	4,500,000	$185,670,000

		$185,670,000

Diversified Financial Services — 5.4%
Bank of America Corp.	26,750,000	$477,487,500
JPMorgan Chase & Co.	10,250,000	458,687,500

		$936,175,000

Diversified Telecommunication Services — 2.0%
AT&T, Inc.	6,750,000	$174,420,000
Verizon Communications, Inc.(1)	5,750,000	178,365,000

		$352,785,000

Security	Shares	Value
Electric Utilities — 2.0%
American Electric Power Co., Inc.	7,000,000	$239,260,000
Southern Co.(1)	3,200,000	106,112,000

		$345,372,000

Electronic Equipment, Instruments & Components — 0.6%
Corning, Inc.	5,000,000	$101,050,000

		$101,050,000

Energy Equipment & Services — 3.1%
Halliburton Co.	10,850,000	$326,910,500
Transocean, Ltd.(2)	2,500,000	215,950,000

		$542,860,500

Food & Staples Retailing — 1.1%
Wal-Mart Stores, Inc.	3,500,000	$194,600,000

		$194,600,000

Food Products — 2.6%
Kellogg Co.(1)	2,500,000	$133,575,000
Nestle SA	6,000,000	307,451,848

		$441,026,848

Health Care Equipment & Supplies — 1.0%
Boston Scientific Corp.(1)(2)	10,000,000	$72,200,000
Covidien PLC	2,000,000	100,560,000

		$172,760,000

Health Care Providers & Services — 0.6%
UnitedHealth Group, Inc.(2)	3,000,000	$98,010,000

		$98,010,000

Hotels, Restaurants & Leisure — 3.1%
Carnival Corp.(1)	3,250,000	$126,360,000
McDonald’s Corp.	6,250,000	417,000,000

		$543,360,000

Industrial Conglomerates — 2.6%
General Electric Co.	17,000,000	$309,400,000
Tyco International, Ltd.	3,500,000	133,875,000

		$443,275,000

Insurance — 5.5%
Lincoln National Corp.(1)	4,500,000	$138,150,000
MetLife, Inc.(1)	7,350,000	318,549,000
Prudential Financial, Inc.(1)	6,250,000	378,125,000
Travelers Companies, Inc. (The)	1,950,000	105,183,000

		$940,007,000

IT Services — 1.1%
MasterCard, Inc., Class A(1)	750,000	$190,500,000

		$190,500,000

Life Sciences Tools & Services — 0.5%
Thermo Fisher Scientific, Inc.(1)(2)	1,750,000	$90,020,000

		$90,020,000

Machinery — 1.8%
Caterpillar, Inc.(1)	2,500,000	$157,125,000
PACCAR, Inc.(1)	3,500,000	151,690,000

		$308,815,000

Security	Shares	Value
Media — 1.2%
Time Warner Cable, Inc.(1)	1,750,000	$93,292,500
Walt Disney Co. (The)(1)	3,500,000	122,185,000

		$215,477,500

Metals & Mining — 3.8%
BHP Billiton, Ltd. ADR(1)	2,500,000	$200,800,000
Freeport-McMoRan Copper & Gold, Inc.(1)	3,075,000	256,885,500
United States Steel Corp.(1)	3,050,000	193,736,000

		$651,421,500

Multi-Utilities — 1.8%
PG&E Corp.(1)	3,750,000	$159,075,000
Public Service Enterprise Group, Inc.	5,000,000	147,600,000

		$306,675,000

Multiline Retail — 1.1%
Target Corp.(1)	3,550,000	$186,730,000

		$186,730,000

Oil, Gas & Consumable Fuels — 15.2%
Anadarko Petroleum Corp.(1)	6,000,000	$436,980,000
Apache Corp.	3,750,000	380,625,000
Chevron Corp.	5,300,000	401,899,000
Exxon Mobil Corp.(1)	6,400,000	428,672,000
Hess Corp.(1)	5,750,000	359,662,500
Occidental Petroleum Corp.	5,050,000	426,927,000
Peabody Energy Corp.	3,900,000	178,230,000

		$2,612,995,500

Pharmaceuticals — 6.4%
Abbott Laboratories	4,750,000	$250,230,000
Bristol-Myers Squibb Co.(1)	5,250,000	140,175,000
Johnson & Johnson	1,616,431	105,391,301
Merck & Co., Inc.	6,550,000	244,642,500
Pfizer, Inc.	21,100,000	361,865,000

		$1,102,303,801

Real Estate Investment Trusts (REITs) — 2.4%
AvalonBay Communities, Inc.(1)	2,000,000	$172,700,000
Boston Properties, Inc.(1)	1,300,000	98,072,000
Vornado Realty Trust(1)	1,850,000	140,045,000

		$410,817,000

Road & Rail — 1.3%
Union Pacific Corp.	3,000,000	$219,900,000

		$219,900,000

Semiconductors & Semiconductor Equipment — 0.9%
Intel Corp.	7,000,000	$155,820,000

		$155,820,000

Software — 1.6%
Microsoft Corp.(1)	6,150,000	$180,010,500
Oracle Corp.(1)	3,500,000	89,915,000

		$269,925,500

Specialty Retail — 4.1%
Best Buy Co., Inc.(1)	7,750,000	$329,685,000
Staples, Inc.(1)	8,000,000	187,120,000
TJX Companies, Inc. (The)(1)	4,300,000	182,836,000

		$699,641,000

Security	Shares	Value
Textiles, Apparel & Luxury Goods — 1.0%
NIKE, Inc., Class B(1)	2,350,000	$172,725,000

		$172,725,000

Wireless Telecommunication Services — 1.0%
Rogers Communications, Inc., Class B	5,000,000	$170,650,000

		$170,650,000

Total Common Stocks (identified cost $13,710,310,901)		$17,136,624,791

Short-Term Investments — 6.0%

	Interest
Description	(000’s omitted)	Value
Eaton Vance Cash Collateral Fund, LLC, 0.18%(3)(4)	$869,849	$869,849,211
Eaton Vance Cash Reserves Fund, LLC, 0.17%(3)	174,862	174,861,738

Total Short-Term Investments (identified cost $1,044,710,949)		$1,044,710,949

Total Investments — 105.5% (identified cost $14,755,021,850)		$18,181,335,740

Other Assets, Less Liabilities — (5.5)%		$(955,512,819)

Net Assets — 100.0%		$17,225,822,921

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

ADR	-	American Depositary Receipt

(1)		All or a portion of this security was on loan at March 31, 2010.

(2)		Non-income producing security.

(3)		Affiliated investment company available to Eaton Vance portfolios and funds which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of March 31, 2010. Income earned from investments in Eaton Vance Cash Collateral Fund, LLC (excluding loan rebate fees) and net income allocated from the investment in Eaton Vance Cash Reserves Fund, LLC and Cash Management Portfolio, another affiliated investment company, for the fiscal year to date ended March 31, 2010 were $579,085, $52,524 and $0, respectively.

(4)		The amount invested in Eaton Vance Cash Collateral Fund, LLC represents cash collateral received for securities on loan at March 31, 2010. Other Assets, Less Liabilities includes an equal and offsetting liability of the Portfolio to repay collateral amounts upon the return of loaned securities. At March 31, 2010, the Portfolio loaned securities having a market value of $846,989,305 and received $869,849,211 of cash collateral for the loans.

The Portfolio did not have any open financial instruments at March 31, 2010.

The cost and unrealized appreciation (depreciation) of investments of the Portfolio at March 31, 2010, as determined on a federal income tax basis, were as follows:

Aggregate cost	$14,968,929,920

Gross unrealized appreciation	$3,245,043,106
Gross unrealized depreciation	(32,637,286)

Net unrealized appreciation	$3,212,405,820

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At March 31, 2010, the inputs used in valuing the Portfolio’s investments, which are carried at value, were as follows:

	Quoted Prices in
	Active Markets for	Significant Other		Significant
	Identical Assets	Observable Inputs		Unobservable Inputs

Asset Description	(Level 1)	(Level 2)		(Level 3)	Total

Common Stocks
Consumer Discretionary	$1,817,933,500	$—		$—	$1,817,933,500
Consumer Staples	510,115,000	307,451,848		—	817,566,848
Energy	3,155,856,000	—		—	3,155,856,000
Financials	4,299,990,500	—		—	4,299,990,500
Health Care	1,597,553,801	—		—	1,597,553,801
Industrials	1,961,102,500	—		—	1,961,102,500
Information Technology	1,443,933,000	104,860,142		—	1,548,793,142
Materials	762,346,500	—		—	762,346,500
Telecommunication Services	523,435,000	—		—	523,435,000
Utilities	652,047,000	—		—	652,047,000

Total Common Stocks	$16,724,312,801	$412,311,990	*	$—	$17,136,624,791

Short-Term Investments	$—	$1,044,710,949		$—	$1,044,710,949

Total Investments	$16,724,312,801	$1,457,022,939		$—	$18,181,335,740

*	Includes foreign equity securities whose values were adjusted to reflect market trading that occurred after the close of trading in their applicable foreign markets.

The Portfolio held no investments or other financial instruments as of December 31, 2009 whose fair value was determined using Level 3 inputs.

For information on the Portfolio’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Portfolio’s most recent financial statements included in its semiannual or annual report to shareholders.

Item 2. Controls and Procedures
(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant on this Form N-Q has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant on this Form N-Q has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.
(b) There have been no changes in the registrant’s internal controls over financial reporting during the fiscal quarter for which the report is being filed that have materially affected, or are reasonably likely to materially affect the registrant’s internal control over financial reporting.

Signatures
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Large-Cap Value Portfolio

By:	/s/ Duncan W. Richardson

Duncan W. Richardson
President

Date:	May 24, 2010
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Duncan W. Richardson

Duncan W. Richardson
President

Date:	May 24, 2010

By:	/s/ Barbara E. Campbell

Barbara E. Campbell
Treasurer

Date:	May 24, 2010